Right-of-Use Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2023
Right-of-Use Assets and Lease Liabilities [Abstract]
Right-of-use assets and Lease liabilities
15.	Right-of-use assets and Lease liabilities:

(a)	The composition of the rights over leased assets as of December 31, 2023 and 2022 is as follows:

	Gross Balance		Accumulated Depreciation		Net Balance
	2023	2022	2023	2022	2023	2022
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Categories
Buildings	145,849	144,482	(75,361)	(64,352)	70,488	80,130
Floor space for ATMs	33,060	43,492	(2,669)	(35,735)	30,391	7,757
Improvements to leased properties	30,426	28,595	(22,416)	(21,561)	8,010	7,034
Total	209,335	216,569	(100,446)	(121,648)	108,889	94,921

(b)	The changes of the rights over leased assets as of December 31, 2023 and 2022 is as follows:

	2023
	Buildings	Floor space for ATMs	Improvements to leased properties	Total
	MCh$	MCh$	MCh$	MCh$

Gross Balance
Balance as of January 1, 2023	144,482	43,492	28,595	216,569
Additions	16,790	31,033	1,993	49,816
Write-downs	(14,935)	(42,821)	(162)	(57,918)
Remeasurement	(488)	(392)	—	(880)
Other incremental	—	1,748	—	1,748
Total	145,849	33,060	30,426	209,335

Accumulated Depreciation
Balance as of January 1, 2023	(64,352)	(35,735)	(21,561)	(121,648)
Depreciation of the year (*)	(21,459)	(9,736)	(1,017)	(32,212)
Write-downs	10,450	42,802	162	53,414
Total	(75,361)	(2,669)	(22,416)	(100,446)

Balance as of December 31, 2023	70,488	30,391	8,010	108,889

(*)	See Note No.37 Depreciation and Amortization.

	2022
	Buildings	Floor space for ATMs	Improvements to leased properties	Total
	MCh$	MCh$	MCh$	MCh$

Gross Balance
Balance as of January 1, 2022	124,978	42,051	26,066	193,095
Additions	23,930	2,819	2,529	29,278
Write-downs	(4,296)	(1,002)	—	(5,298)
Remeasurement	(130)	(376)	—	(506)
Total	144,482	43,492	28,595	216,569

Accumulated Depreciation
Balance as of January 1, 2022	(46,743)	(25,566)	(20,598)	(92,907)
Depreciation of the year (*)	(19,636)	(11,168)	(963)	(31,767)
Write-downs	2,027	999	—	3,026
Total	(64,352)	(35,735)	(21,561)	(121,648)

Balance as of December 31, 2022	80,130	7,757	7,034	94,921

(*)	See Note No. 37 Depreciation and Amortization.

(c)	The future maturities (including unearned interest) of the lease liabilities as of December 31, 2023 and 2022:

	December 2023
		Up to	Over 1 month and up to	Over 3 months and up to	Over 1 year and up to	Over 3 years and up to	Over
	Demand MCh$	1 month MCh$	3 months MCh$	12 months MCh$	3 years MCh$	5 years MCh$	5 years MCh$	Total MCh$
Lease associated to:
Buildings	—	1,737	3,429	12,412	25,178	18,205	15,945	76,906
ATMs	—	641	1,275	5,538	13,932	11,449	15	32,850
Total	—	2,378	4,704	17,950	39,110	29,654	15,960	109,756

	December 2022
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 12 months	Over 1 year and up to 3 years	Over 3 years and up to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Lease associated to:
Buildings	—	1,869	3,672	15,954	30,707	19,172	21,533	92,907
ATMs	—	1,098	2,176	4,684	1,138	206	79	9,381
Total	—	2,967	5,848	20,638	31,845	19,378	21,612	102,288

The Bank and its subsidiaries maintain contracts with certain renewal options and for which there is reasonable certainty that said option shall be carried out. In such cases, the lease period used to measure the liability and assets corresponds to an estimate of future renewals.

(d)	The changes of the obligations for lease liabilities and the flows for the years 2023 and 2022 are as follows:

Total cash flow for the year
MCh$
Lease liability
Balances as of January 1, 2022	95,670
Liabilities for new lease agreements	16,559
Interest accrued expenses	1,865
Payments of capital and interests	(32,375)
Remeasurement	(506)
Derecognized contracts	(2,020)
Readjustments	10,176
Balances as of December 31, 2022	89,369
Liabilities for new lease agreements	43,931
Interest accrued expenses	1,980
Payments of capital and interests	(32,084)
Remeasurement	(880)
Derecognized contracts	(4,714)
Readjustments	3,878
Balances as of December 31, 2023	101,480

(e)	The future cash flows related to short-term lease agreements in effect as of December 31, 2023 correspond to Ch$4,799 million (Ch$3,483 million as of December 31, 2022).

(f)	As of December 31, 2023, the minimum future rental income to be received from operating leases amounts to Ch$15,723 million (Ch$14,578 million as of December 31, 2022).